Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 23,120,929	[1]	€ 9,886,339
Acquired through business combination			321,880
Additions	19,953,697		14,261,146
Disposals	(58,472)
Transfers	(30,734)
Amortization for the year	(5,676,012)		(1,348,436)
Translation differences	494
Ending balance	37,309,902		23,120,929	[1]
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,927,983		10,344,957
Ending balance	44,792,968		24,927,983
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,807,054)		(458,618)
Ending balance	(7,483,066)		(1,807,054)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,390,078		967,074
Acquired through business combination			159,337
Additions	2,275,237		2,544,050
Disposals	(5,463)
Transfers	0
Amortization for the year	(818,530)		(280,383)
Translation differences	494
Ending balance	4,841,816		3,390,078
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,750,166		1,046,779
Ending balance	6,020,434		3,750,166
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(360,088)		(79,705)
Ending balance	(1,178,618)		(360,088)
Patents and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	681,892		198,846
Acquired through business combination			162,543
Additions	261,290		361,731
Disposals	0
Transfers	0
Amortization for the year	(111,968)		(41,228)
Translation differences	0
Ending balance	831,214		681,892
Patents and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	742,830		218,556
Ending balance	1,004,120		742,830
Patents and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(60,938)		(19,710)
Ending balance	(172,906)		(60,938)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,035,459		8,720,419
Acquired through business combination			0
Additions	17,308,836		11,341,865
Disposals	(53,009)
Transfers	(30,734)
Amortization for the year	(4,745,514)		(1,026,825)
Translation differences	0
Ending balance	31,515,038		19,035,459
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,421,487		9,079,622
Ending balance	37,646,580		20,421,487
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,386,028)		(359,203)
Ending balance	(6,131,542)		(1,386,028)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,500		0
Acquired through business combination			0
Additions	108,334		13,500
Disposals	0
Transfers	0
Amortization for the year	0		0
Translation differences	0
Ending balance	121,834		13,500
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,500		0
Ending balance	121,834		13,500
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Ending balance	€ 0		€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.